Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R 19,023	R 21,812	R 22,778
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	25,065	22,501
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(4,998)	301
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(550)	(431)
Mozambique
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	559	766
Other Country
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (1,053)	R (1,325)